BUSINESS DESCRIPTION & SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2013 USD ($)	Sep. 13, 2013 USD ($) item
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of access lines | item	270,000
Number of voice connections | item	167,000
Number of data and internet connections | item	290,000
Number of video connections | item	123,000
Discontinued Operations
Number of county jails where communication services for inmates were provided | item					13
Total purchase price for the sale of the assets and contractual rights related to prison services				$ 2,500	$ 2,500
Activity in the entity's accounts receivable allowance
Balance at beginning of year	$ 1,598	$ 4,025	$ 2,547
Provision charged to expense	3,320	515	5,615
Write-offs, less recoveries	(2,166)	(2,942)	(4,137)
Balance at end of year	$ 2,752	$ 1,598	$ 4,025